Segment information	6 Months Ended
Jun. 30, 2024
Text Block [Abstract]
Segment information
4. Segment information
The Group manages its operations as a single segment for the purpose of assessing performance and making operating decisions. The Group’s focus is on the research and development of T cell redirecting immunotherapies for the treatment of cancer. The Chief Executive Officer is the chief operating decision maker who regularly reviews the consolidated operating results and makes decisions about the allocation of the Group’s resources.